Earnings per share - Antidilutive Securities Excluded from Computation (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded (in shares)	60,857,884,000	240,955,037,000
Old Doma Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded (in shares)	0	183,159,138,000
Outstanding stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded (in shares)	24,255,204,000	26,492,158,000
Warrants for common and preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded (in shares)	18,022,750,000	29,751,874,000
RSA’s and PSA’s
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded (in shares)	18,579,930,000	1,551,867,000